Supplement to the
Fidelity Advisor® Mortgage Securities Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.28%A	0.28%A	0.28%A	0.28%A	0.28%A

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.27%A	0.26%A	0.32%A	0.24%A	0.12%A

Total annual operating expenses	0.80%	0.79%	1.60%	0.52%	0.40%

Fee waiver and/or expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.04%B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.80%	0.79%	1.60%	0.52%	0.36%
A Adjusted to reflect current fees.
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 478	$ 478	$ 477	$ 477	$ 263	$ 163	$ 53	$ 53	$ 37	$ 37

3 years	$ 645	$ 645	$ 642	$ 642	$ 505	$ 505	$ 167	$ 167	$ 123	$ 123

5 years	$ 826	$ 826	$ 821	$ 821	$ 871	$ 871	$ 291	$ 291	$ 219	$ 219

10 years	$ 1,1,350	$ 1,350	$ 1,339	$ 1,339	$ 1,686	$ 1,686	$ 653	$ 653	$ 500	$ 500

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity Advisor® Mortgage Securities Fund	0.282%

AMOR‑PSTK‑0324‑143 1.756217.143	March 1, 2024

Supplement to the
Fidelity Advisor® Mortgage Securities Fund
October 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate a lower flat rate management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.28% A

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.17% A

Total annual operating expenses	0.45%
A Adjusted to reflect current fees.

1 year	$ 46

3 years	$ 144

5 years	$ 252

10 years	$ 567
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
The fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The annual management fee rate for the fund, as a percentage of the fund’s average net assets, is shown in the following table.

Fund	Management Fee Rate

Fidelity Advisor® Mortgage Securities Fund	0.282%

MOR‑PSTK‑0324‑123 1.708462.123	March 1, 2024

Supplement to the

Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund

Class A, Class M, Class C, Class I, and Class Z

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, Fidelity Advisor® Mortgage Securities Fund’s, Fidelity® Investment Grade Bond Fund’s, and Fidelity® Total Bond Fund’s management contracts were amended to incorporate a lower flat rate management fee.

The following information replaces similar information for Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, and Fidelity® Total Bond Fund found in the “Management Contracts” section.

Management Fees.

For the services of FMR under the management contract, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, and Fidelity® Total Bond Fund each pay FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, Fidelity® Total Bond Fund’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contracts” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

ACOM8-SSTK-0324-135 1.842757.135	March 1, 2024

Supplement to the

Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund

October 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, Fidelity® Intermediate Bond Fund’s, Fidelity® Investment Grade Bond Fund’s, Fidelity Advisor® Mortgage Securities Fund’s, and Fidelity® Total Bond Fund’s management contracts were amended to incorporate a lower flat rate management fee.

The following information replaces similar information for Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Mortgage Securities Fund, and Fidelity® Total Bond Fund found in the “Management Contracts” section.

Management Fees.

For the services of FMR under the management contract, Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Mortgage Securities Fund, and Fidelity® Total Bond Fund each pay FMR a monthly management fee at the annual rate of 0.282% of the fund’s average net assets throughout the month.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, Fidelity® Total Bond Fund’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contracts” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

RCOM8-SSTK-0324-130 1.872064.130	March 1, 2024